Stockholder's Deficit (Details Narrative) (USD $)	0 Months Ended	12 Months Ended
	May 30, 2012	Dec. 31, 2013	Dec. 31, 2012
Common stock, no par value
Common stock, shares outstanding		10,836,337	10,895,293
Sales of stock for cash
Settlement of common stock exchanged for notes payable		273,548
Repayments of debt	302,295
Preferred stock, no par value		$ 0	$ 0
Preferred stock, shares authorized		10,000,000	10,000,000
Series A preferred stock are convertible into shares for each share		Shares of Series A preferred stock are convertible into shares of common stock at a rate of 100 shares of common for each share of Series A.
Exchange of preferred stock for related party receivable
Common stock warrants issued for services		0	13,383,269
March 3, 2014 [Member]
Outstanding on a profit sharing note		500,000
July 16, 2014 [Member]
Repayments of debt		650,000
August 25, 2014 [Member]
Interest payable		100,000
Third Party [Member] | March 3, 2014 [Member]
Repurchased common stock with general release agreement		500,000
Repurchased common stock, number of shares		10,000,000
Share per price		$ 0.50
Series A Preferred Stock [Member]
Preferred stock, no par value		$ 0	$ 0
Preferred stock, shares authorized		200,000	200,000
Preferred stock, shares issued		123,072	124,155
Preferred stock, shares outstanding		123,072	124,155
Common Stock [Member]
Settlement of common stock exchanged for notes payable		330,667
Repurchased common stock with general release agreement		389,623
Series A Preferred Shares [Member]
Exchange of preferred stock for related party receivable		$ (108,243)
Exchange of preferred stock for related party receivable, shares		(1,083)
Warrant [Member]
Warrants to purchase common stock		13,479,500	0
Warrants amount of weighted average grant date value per share amount			$ 0.99
Warrants granted for Debt holders		549,958	0
Warrant [Member] | Minimum [Member]
Share per price		$ 0.01
Warrant [Member] | Maximum [Member]
Share per price			$ 1.00